Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues	¥ 1,011,063,766	¥ 643,371,949	¥ 212,084,571
Company Owned And Operated Stores
Disaggregation of Revenue [Line Items]
Total revenues	938,096,823	617,226,090	206,036,187
Franchise Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenues	4,537,599	1,923,149	794,608
Revenues from other franchise support activities
Disaggregation of Revenue [Line Items]
Total revenues	18,965,417	9,469,639	¥ 5,253,776
Revenues from wholesale activities
Disaggregation of Revenue [Line Items]
Total revenues	6,533,166
Revenue from e-commerce sales
Disaggregation of Revenue [Line Items]
Total revenues	41,635,451	13,117,118
Revenues from other activities
Disaggregation of Revenue [Line Items]
Total revenues	¥ 1,295,310	1,207,805
Provision of consumer research service to THRI
Disaggregation of Revenue [Line Items]
Total revenues		¥ 428,148